Lease Agreements	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Leases [Abstract]
Lease Agreements

Note 7 - Lease Agreements

Financing Lease Agreements

Financing lease agreements for delivery vehicles (disclosed in Note 4) requiring monthly payments totaling $724 (ranging from $263 to $461), including interest (ranging from 4.5% to 4.75%), over 5-year terms expiring through July 2020. One of the financing leases was paid in full during July 2019 leaving one delivery vehicle financing lease remaining.

In December 2019, the Company entered into a financing lease for a vehicle (disclosed in Note 4) requiring monthly payments of $679, including interest at 8.99% over a 6-year term expiring in December 2025.

Operating Lease Agreements

The Company leases facilities for offices, assembly and warehousing. The Company determines whether a contract is a lease or contains a lease at inception date. Upon commencement, the Company recognizes a right-of-use asset and lease liability based on the net present value of the future minimum lease payments over the lease term at the commencement date. As the Company’s leases typically do not provide an implicit rate, the Company’s lease liabilities are measured on a discounted basis using the Company's incremental borrowing rate. Lease terms used in the recognition of right-of-use assets and lease liabilities include only options to extend the lease that are reasonably certain to be exercised. The consolidated balance sheets do not include recognized assets or liabilities for leases that, at the commencement date, have a term of twelve months or less and do not include an option to purchase the underlying asset that is reasonably certain to be exercised. The Company recognizes such leases in the  consolidated statements of income on a straight-line basis over the lease term.

We regularly evaluate renewal options and when they are reasonably certain of exercise, we include the renewal period in our lease term.

The Company’s operating lease cost for the three and six months ended December 31, 2019 was $24,074 and 66,794, respectively. Cash paid for operating lease liabilities approximated operating lease cost for the three and six months ended December 31, 2019.

Operating lease right-of-use assets and operating lease liabilities were as follows:

Right-of-use assets:
Operating right-of-use asset	$ 124,264

Operating lease liabilities:
Current portion	$ 85,764
Long term portion	38,500

Total operating lease liabilities	$ 124,264

As of December 31, 2019, operating lease maturities are as follows:

Period ending December 31,
2020	$ 85,764
2021	38,500
$ 124,264

As of December 31, 2019, the weighted average remaining lease term was 1.75 years.

Note 7 - Lease Agreements

Capital Lease Agreements

Capital lease agreements for vehicles (disclosed in Note 4) require monthly payments totaling $813 (ranging from $263 to $461), including interest (ranging from 4.5% to 4.75%), over 5-year terms expiring between July 2019 and July 2020.

Operating Lease Agreements

The Company leases office, retail shop and warehouse facilities under operating leases from a related party (Note 6) which requires monthly payments of $1,500 and expires on December 31, 2021. Rent expense for this lease, as well as other month-to-month leases, totaled $18,000, $5,150 and $35,583 for the year ended June 30, 2019, the three months ended June 30, 2018, and the year ended March 31, 2018, respectively.